Statement of consolidated other comprehensive income (loss) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Loss for the year	R$ (12,052)	R$ (4,890)	R$ (821)
Items that may or will be reclassified subsequently to profit or loss
Fair value of cash flow hedge, net of taxes	(179)	150	293
Fair value adjustments of trade accounts receivable, net of taxes	(1)
Exchange variation in hyperinflationary economy, net of taxes	18
Cash flow hedges,net of tax	(162)	150	293
Exchange variation of foreign sales hedge, net of taxes	(3,054)	2,359	2,060
Exchange variation of foreign sales hedge - Braskem Idesa, net of taxes	(1,066)	1,497	787
Sales hedges, net of tax	(4,120)	3,856	2,847
Foreign subsidiaries currency translation adjustment	6,682	(2,464)	(1,806)
Total	2,400	1,542	1,334
Item that will not be reclassified to profit or loss
Actuarial gain (loss) with post-employment benefits, net of taxes	58	(85)	10
Fair value on financial transactions	(49)
Total	9	(85)	10
Total other comprehensive (loss) income for the year	(9,643)	(3,433)	523
Attributable to:
Company's shareholders	(8,773)	(3,405)	715
Non-controlling interest in subsidiaries	R$ (870)	R$ (28)	R$ (192)